Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade:
Open accounts	$ 524	$ 1,098
Less - allowance for doubtful accounts	0	0	$ (245)	$ 0
Trade	$ 524	$ 1,098